Right-of-Use Assets and Operating Lease Liabilities - Schedule of Lease Cash Flow and Other Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows from operating lease	$ 77,394	$ 40,975	$ 60,859
Right-of-use assets obtained in exchange for operating lease liabilities		$ 115,838	$ 324,917
Remaining lease term for operating leases (years)	9 months 29 days	1 year 9 months 29 days	2 years 7 months 28 days
Weighted average discount rate for operating leases	3.61%	3.43%	3.29%